Income taxes (Summary of Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Benefits [Line Items]
Total tax benefits	$ 5,911	$ 26,773
2011 [Member]
Income Tax Benefits [Line Items]
Total tax benefits		7,923
2012 [Member]
Income Tax Benefits [Line Items]
Total tax benefits		11,451
2013 [Member]
Income Tax Benefits [Line Items]
Total tax benefits		7,399
2014 [Member]
Income Tax Benefits [Line Items]
Total tax benefits	$ 5,911